SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended		77 Months Ended	80 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Amortization of Intangible Assets	$ 5,044	$ 5,043	$ 20,175	$ 20,174	$ 82,403	$ 87,447	$ 87,447
Cash Equivalents, at Carrying Value			$ 0	$ 0	$ 0
Internally Developed Patents [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Patents	4		1
Immunological Patent [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Patents	2		2
Licensed Patents [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Patents	1		2
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years		10 years
Property, Plant and Equipment, Useful Life			5 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years		15 years
Property, Plant and Equipment, Useful Life			7 years